CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Current assets:
Cash and cash equivalents	$ 21,793	$ 27,811
Accounts receivable	89,581	92,908
Insurance receivable	0	25,000
Other current assets	3,573	3,600
Total current assets	114,947	149,319
Property, plant and equipment, net	1,812,783	1,622,640
Intangible assets, net	461,310	489,282
Goodwill	16,211	265,062
Investment in equity method investees	751,168	706,172
Other noncurrent assets	8,253	9,987
Total assets	3,164,672	3,242,462
Current liabilities:
Trade accounts payable	40,808	38,391
Due to affiliate	1,149	2,711
Deferred revenue	677	2,377
Ad valorem taxes payable	10,271	9,179
Accrued interest	17,483	18,858
Accrued environmental remediation	7,900	25,000
Other current liabilities	13,297	15,307
Total current liabilities	91,585	111,823
Long-term debt	1,267,270	1,232,207
Deferred revenue	45,486	55,239
Noncurrent accrued environmental remediation	5,764	5,000
Other noncurrent liabilities	7,268	7,515
Total liabilities	$ 1,417,373	$ 1,411,784
Commitments and contingencies
Common limited partner capital (42,063 units issued and outstanding at December 31, 2015 and 34,427 units issued and outstanding at December 31, 2014)	$ 744,977	$ 649,060
Subordinated limited partner capital (24,410 units issued and outstanding at December 31, 2015 and 2014)	213,631	293,153
General partner interests (1,355 units issued and outstanding at December 31, 2015 and 1,201 units issued and outstanding at December 31, 2014)	25,634	24,676
Summit Investments' equity in contributed subsidiaries	763,057	863,789
Total partners' capital	1,747,299	1,830,678
Total liabilities and partners' capital	$ 3,164,672	$ 3,242,462